Debt - Long-term debts due in the next five years (Detail) - EUR (€) € in Millions	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of debt [Line items]
Long-term debt	€ 4,044	€ 4,021	€ 4,095
Current portion of non-current borrowings	552	1,375
2018 [Member]
Disclosure of debt [Line items]
Current portion of non-current borrowings	552
2019 [Member]
Disclosure of debt [Line items]
Long-term debt	1,190
2020 [Member]
Disclosure of debt [Line items]
Long-term debt	103
2021 [Member]
Disclosure of debt [Line items]
Long-term debt	80
2022 [Member]
Disclosure of debt [Line items]
Long-term debt	846
Due in the next five years [Member]
Disclosure of debt [Line items]
Long-term debt including current portion of long-term debt	€ 2,770	€ 2,942